Income Taxes - Additional Information (Detail) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax expense				$ 17,457,000	$ 2,107,000	$ 43,666,000	$ 16,839,000	$ 32,540,000	$ 20,109,000	$ 26,060,000
Effective tax rate				34.90%	24.20%	33.30%	31.40%
Statutory Federal income tax rate	35.00%	35.00%	35.00%
Realization of deferred tax asset	$ 83,662,000	$ 66,712,000		$ 61,395,000		$ 61,395,000		83,662,000	$ 66,712,000
Future taxable income								159,500,000
Unrecognized tax benefits that would impact effective tax rate	614,000							614,000
Reduction in Unreconized tax benefits within next twelve months								(123,000)
Accrued interest and penalties on unrecognized tax benefits	90,000							90,000
U.S. Federal
Income Tax Disclosure [Abstract]
AMT credit carryforward	44,200,000							$ 44,200,000
Federal net operating loss carry forward expiration year								2031
State and Local Jurisdiction [Member]
Income Tax Disclosure [Abstract]
AMT credit carryforward	16,900,000							$ 16,900,000
Federal net operating loss carry forward expiration year								2022
ATM
Income Tax Disclosure [Abstract]
AMT credit carryforward	$ 978,000							$ 978,000